SHARE OPTION PLANS, 2017 IBEX Stock Plan (Details) $ / shares in Units, $ in Millions		1 Months Ended	12 Months Ended
	Mar. 16, 2018	Dec. 31, 2017 shares $ / shares	Jun. 30, 2020 shares yr $ / shares	Jun. 30, 2019 USD ($) shares $ / shares	Feb. 21, 2018 shares	Jun. 20, 2017 shares
Stock Plan [Abstract]
Number of shares authorized (in shares)			108,058,003	107,478,212
Expected term | yr			10
Volatility			47.70%
Risk-free rate			1.20%
2017 IBEX Stock Plan [Member]
Stock Plan [Abstract]
Reverse stock split ratio	1.11650536356898
Estimated fair value of common shares (in dollars per share) | $ / shares			$ 14.00
Expected term | yr			4.92
Volatility			35.60%
Risk-free rate			2.26%
Termination benefits expense | $				$ 4.9
Additional expense to fully write off | $				$ 3.2
2017 IBEX Stock Plan [Member] | Top of Range [Member]
Stock Plan [Abstract]
Number of shares authorized (in shares)					2,559,323	1,798,019
2017 IBEX Stock Plan, Incentive Stock Option [Member]
Stock Plan [Abstract]
Percentage of shareholder granted options			10.00%
Percentage of fair market value of shares			110.00%
2017 IBEX Stock Plan, Incentive Stock Option [Member] | Top of Range [Member]
Stock Plan [Abstract]
Option term			10 years
Option term if granted to 10% shareholders			5 years
2017 IBEX Stock Plan, Stock Option [Member]
Stock Plan [Abstract]
Weighted average exercise price of options granted (in dollars per share) | $ / shares			$ 0	$ 0
Weighted average exercise prices [Abstract]
Option outstanding as beginning of the period (in dollars per share) | $ / shares			0	6.81
Options granted during the period (in dollars per share) | $ / shares			0	0
Options exercised during the period (in dollars per share) | $ / shares			0	0
Options forfeited / cancelled / expired during the period (in dollars per share) | $ / shares			0	(6.81)
Options outstanding as of end of the period (in dollars per share) | $ / shares			$ 0	$ 0
Number of Options [Abstract]
Options outstanding as of beginning of the period (in shares)			0	1,633,170
Options granted during the period (in shares)			0	0
Options exercised during the period (in shares)			0	0
Options forfeited / cancelled / expired during the period (in shares)			0	(1,633,170)
Options outstanding as of end of the period (in shares)			0	0
Options exercisable as of end of the period (in shares)			0	0
2017 IBEX Stock Plan, Stock Option [Member] | Bottom of Range [Member]
Stock Plan [Abstract]
Option, vesting term			3 years
2017 IBEX Stock Plan, Stock Option [Member] | Top of Range [Member]
Stock Plan [Abstract]
Option, vesting term			4 years
2017 IBEX Stock Plan, Stock Option [Member] | Employees [Member]
Stock Plan [Abstract]
Options, vested (in shares)		480,128
Weighted average exercise price of options granted (in dollars per share) | $ / shares		$ 6.81
Fair value of share options granted (in dollars per share) | $ / shares		8.428
Weighted average exercise prices [Abstract]
Options granted during the period (in dollars per share) | $ / shares		$ 6.81
Number of Options [Abstract]
Options granted during the period (in shares)		1,778,569
2017 IBEX Stock Plan, Restricted Stock Awards [Member]
Stock Plan [Abstract]
Granted (in shares)		0